CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (75,510)	$ (88,307)	$ (52,978)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	81,053	81,032	83,212
Amortization (including write-offs) of deferred financing costs	4,059	9,171	8,633
Amortization of terminated swap	846	0	0
Amortization of mortgage premiums and discounts, net	60	(162)	(263)
(Accretion) amortization of market lease and other intangibles, net	(80)	(4)	255
Bad debt expense	2,708	6,464	14,797
Equity-based compensation	1,345	1,319	1,244
Loss (gain) on non-designated derivative instruments	102	68	157
(Gain) loss on sales of real estate investments, net	(5,230)	(8,790)	70
Impairment charges	36,446	55,969	20,655
Deferred tax valuation allowance	4,641	0	0
Changes in assets and liabilities:
Straight-line rent receivable	(2,409)	(3,831)	(7,744)
Prepaid expenses and other assets	(63)	(9,667)	(16,888)
Accounts payable, accrued expenses and other liabilities	(4,554)	2,632	2,191
Deferred rent	(1,607)	1,510	810
Net cash provided by operating activities	41,807	47,404	54,151
Cash flows from investing activities:
Property acquisitions and development costs	(94,984)	(91,998)	(128,056)
Capital expenditures and other assets acquired	(21,892)	(16,719)	(12,910)
Proceeds from sales of real estate investments	34,385	62,468	25,903
Net cash used in investing activities	(82,491)	(46,249)	(115,063)
Cash flows from financing activities:
Payments on credit facilities	(26,091)	(368,300)	(80,000)
Proceeds from credit facilities	95,000	225,618	147,753
Proceeds from term loan	0	150,000	0
Proceeds from mortgage notes payable	0	136,513	118,700
Payments on mortgage notes payable	(1,048)	(67,797)	(63,263)
Payments for derivative instruments	(97)	(2,147)	(131)
Payments of deferred financing costs	(2,241)	(19,532)	(3,354)
Proceeds from issuance of preferred stock, net	(1,016)	37,617	0
Common stock repurchases	(10,539)	(21,113)	(14,202)
Distributions paid on common stock	(31,354)	(51,427)	(55,329)
Dividends paid on preferred stock	(2,399)	0	0
Buyout of non-controlling interest holders	(583)	0	0
Distributions to non-controlling interest holders	(201)	(346)	(492)
Net cash, provided by financing activities	19,431	19,086	49,682
Net change in cash, cash equivalents and restricted cash	(21,253)	20,241	(11,230)
Cash, cash equivalents and restricted cash, beginning of year	111,599	91,358	102,588
Cash, cash equivalents and restricted cash, end of year	90,346	111,599	91,358
Cash, cash equivalents and restricted cash, end of period	90,346	91,358	102,588
Supplemental disclosures of cash flow information:
Cash paid for interest	47,878	47,621	43,266
Cash paid for income taxes	315	447	407
Non-cash investing and financing activities:
Common stock issued through distribution reinvestment plan	14,604	27,210	35,737
Common stock issued through stock dividends	19,659	0	0
Accrued capital expenditures (payable)	1,287	0	0
Mortgage assumed in acquisition	$ 13,883	$ 0	$ 0